Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

August 31, 2020

XS7-QTLY-1020
1.968013.106

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Entertainment - 2.8%
Activision Blizzard, Inc.	474,728	$39,649,283
Electronic Arts, Inc. (a)	82,954	11,569,594
Lions Gate Entertainment Corp. Class A (a)(b)	18,846	183,560
NetEase, Inc. ADR	28,364	13,819,224
Netflix, Inc. (a)	173,929	92,105,841
Nintendo Co. Ltd.	10,030	5,399,229
Roku, Inc. Class A (a)	672,376	116,643,788
Sea Ltd. ADR (a)	424,885	64,926,677
The Walt Disney Co.	58,476	7,711,230
Zynga, Inc. (a)	169,600	1,536,576
		353,545,002
Interactive Media & Services - 7.3%
Alphabet, Inc.:
Class A (a)	263,099	428,727,713
Class C (a)	149,243	243,889,926
Facebook, Inc. Class A (a)	835,930	245,094,676
InterActiveCorp (a)	5,900	784,641
Match Group, Inc. (a)	34,853	3,892,383
Snap, Inc. Class A (a)	197,381	4,458,837
Tencent Holdings Ltd.	98,390	6,721,844
Twitter, Inc. (a)	82,781	3,359,253
Zillow Group, Inc. Class C (a)(b)	83,500	7,160,960
		944,090,233
Media - 0.0%
Comcast Corp. Class A	50,810	2,276,796
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	697,853	81,425,488

TOTAL COMMUNICATION SERVICES		1,381,337,519

CONSUMER DISCRETIONARY - 23.1%
Automobiles - 2.5%
Li Auto, Inc. ADR (a)(b)	121,900	1,986,970
Tesla, Inc. (a)	637,485	317,671,525
XPeng, Inc. ADR (a)	137,000	2,808,500
		322,466,995
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	8,970	11,753,212
Hyatt Hotels Corp. Class A	33,583	1,897,104
Marriott International, Inc. Class A	134,050	13,795,086
McDonald's Corp.	11,525	2,460,818
Penn National Gaming, Inc. (a)	478,000	24,425,800
Planet Fitness, Inc. (a)	44,532	2,707,100
Shake Shack, Inc. Class A (a)(b)	17,736	1,210,482
Starbucks Corp.	316,053	26,696,997
Yum China Holdings, Inc.	156,212	9,014,995
		93,961,594
Household Durables - 0.7%
D.R. Horton, Inc.	192,310	13,725,165
KB Home	211,250	7,554,300
Lennar Corp. Class A	676,769	50,635,857
NVR, Inc. (a)	770	3,209,622
PulteGroup, Inc.	59,100	2,635,269
Toll Brothers, Inc.	176,300	7,443,386
		85,203,599
Internet & Direct Marketing Retail - 10.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	205,029	58,849,474
Amazon.com, Inc. (a)	285,218	984,275,909
Etsy, Inc. (a)	29,281	3,504,936
Farfetch Ltd. Class A (a)	59,600	1,650,324
JD.com, Inc. sponsored ADR (a)	425,729	33,479,329
Ocado Group PLC (a)	858,120	28,642,885
Revolve Group, Inc. (a)	128,100	2,572,248
The Booking Holdings, Inc. (a)	11,372	21,725,637
The Honest Co., Inc. (a)(c)(d)	9,496	166,180
The RealReal, Inc. (a)	274,018	4,400,729
Wayfair LLC Class A (a)(b)	885,470	262,594,983
		1,401,862,634
Leisure Products - 0.2%
Callaway Golf Co.	80,949	1,688,596
Peloton Interactive, Inc. Class A (a)	274,842	21,072,136
		22,760,732
Multiline Retail - 0.2%
Dollar General Corp.	41,340	8,345,719
Dollar Tree, Inc. (a)	61,794	5,948,908
Ollie's Bargain Outlet Holdings, Inc. (a)	72,189	6,896,937
Target Corp.	74,513	11,267,111
		32,458,675
Specialty Retail - 2.2%
Carvana Co. Class A (a)	257,024	55,506,903
Floor & Decor Holdings, Inc. Class A (a)	90,300	6,613,572
Lowe's Companies, Inc.	359,223	59,160,436
RH (a)	181,634	60,039,119
The Home Depot, Inc.	277,777	79,177,556
TJX Companies, Inc.	364,072	19,947,505
Vroom, Inc.	25,550	1,753,497
Williams-Sonoma, Inc.	42,700	3,747,352
		285,945,940
Textiles, Apparel & Luxury Goods - 5.8%
adidas AG	271,698	82,549,164
Allbirds, Inc. (a)(c)(d)	81,240	939,134
Canada Goose Holdings, Inc. (a)(b)	366,771	8,995,288
Deckers Outdoor Corp. (a)	33,470	6,823,529
lululemon athletica, Inc. (a)	1,407,780	528,860,713
NIKE, Inc. Class B	374,554	41,908,847
On Holding AG (c)(d)	288	3,170,087
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,999,879	59,696,388
Tory Burch LLC (a)(c)(d)(e)	248,840	12,327,534
Under Armour, Inc. Class C (non-vtg.) (a)	117,672	1,041,397
VF Corp.	58,699	3,859,459
		750,171,540

TOTAL CONSUMER DISCRETIONARY		2,994,831,709

CONSUMER STAPLES - 1.9%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	24,158	21,306,873
Fever-Tree Drinks PLC	64,700	1,777,323
Keurig Dr. Pepper, Inc. (b)	539,171	16,083,471
Monster Beverage Corp. (a)	561,235	47,065,167
PepsiCo, Inc.	74,164	10,387,410
The Coca-Cola Co.	581,807	28,816,901
		125,437,145
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	130,444	45,350,161
Kroger Co.	256,940	9,167,619
Performance Food Group Co. (a)	250,368	9,140,936
		63,658,716
Food Products - 0.1%
Bunge Ltd.	66,554	3,036,193
Darling Ingredients, Inc. (a)	203,369	6,501,707
Freshpet, Inc. (a)	18,550	2,107,280
JDE Peet's BV	87,000	3,832,050
Mondelez International, Inc.	27,617	1,613,385
		17,090,615
Household Products - 0.2%
Church & Dwight Co., Inc.	46,921	4,496,439
Colgate-Palmolive Co.	35,991	2,852,647
Kimberly-Clark Corp.	13,810	2,178,666
Procter & Gamble Co.	91,478	12,654,152
		22,181,904
Personal Products - 0.0%
Unilever NV	8,836	513,430
Tobacco - 0.1%
Altria Group, Inc.	345,850	15,127,479
JUUL Labs, Inc. Class A (a)(c)(d)	13,297	1,377,037
Philip Morris International, Inc.	18,300	1,460,157
		17,964,673

TOTAL CONSUMER STAPLES		246,846,483

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	102,900	4,665,486
Hess Corp.	529,806	24,392,268
Reliance Industries Ltd.	948,431	26,938,229
Reliance Industries Ltd. (a)	63,228	1,030,115
Valero Energy Corp.	41,888	2,202,890
		59,228,988
FINANCIALS - 0.8%
Banks - 0.5%
Bank of America Corp.	415,017	10,682,538
HDFC Bank Ltd. sponsored ADR	309,022	15,327,491
JPMorgan Chase & Co.	308,223	30,880,862
		56,890,891
Capital Markets - 0.3%
BlackRock, Inc. Class A	36,797	21,864,409
BM&F BOVESPA SA	638,600	6,854,007
Charles Schwab Corp.	233,851	8,308,726
Edelweiss Financial Services Ltd. (a)	799,887	874,065
		37,901,207
Consumer Finance - 0.0%
American Express Co.	26,200	2,661,658
Discover Financial Services	18,382	975,717
		3,637,375
Diversified Financial Services - 0.0%
DiamondPeak Holdings Corp. (a)	27,100	454,738
dMY Technology Group, Inc. (a)	305,737	3,473,172
		3,927,910
Insurance - 0.0%
GoHealth, Inc. (a)	67,100	933,361

TOTAL FINANCIALS		103,290,744

HEALTH CARE - 16.5%
Biotechnology - 9.7%
AbbVie, Inc.	81,249	7,781,217
ACADIA Pharmaceuticals, Inc. (a)	1,553,171	61,490,040
ADC Therapeutics SA (a)	129,600	5,724,432
Agios Pharmaceuticals, Inc. (a)	136,343	5,591,426
Akouos, Inc. (a)	271,000	6,075,820
Akouos, Inc.	113,263	2,285,421
Alector, Inc. (a)	207,960	2,686,843
Alexion Pharmaceuticals, Inc. (a)	12,162	1,389,144
Allogene Therapeutics, Inc. (a)	106,186	3,785,531
Allovir, Inc.	228,388	6,657,739
Allovir, Inc. (a)	204,222	6,614,751
Alnylam Pharmaceuticals, Inc. (a)	978,831	129,832,144
ALX Oncology Holdings, Inc. (a)	28,900	1,168,716
Amgen, Inc.	158,404	40,126,901
AnaptysBio, Inc. (a)	8,931	154,774
Annexon, Inc. (a)	47,700	1,176,759
Arcutis Biotherapeutics, Inc. (a)	147,200	3,690,304
Argenx SE ADR (a)	109,160	25,245,433
Arrowhead Pharmaceuticals, Inc. (a)	34,659	1,463,996
Ascendis Pharma A/S sponsored ADR (a)	24,489	3,628,780
aTyr Pharma, Inc. (a)	92,079	346,217
Avidity Biosciences, Inc.	212,100	6,108,480
Axcella Health, Inc. (a)	545,632	2,728,160
BeiGene Ltd. ADR (a)	367,182	88,700,156
Biogen, Inc. (a)	2,842	817,473
BioNTech SE ADR (a)(b)	402,802	24,671,623
BioXcel Therapeutics, Inc. (a)(b)	132,398	5,395,219
Bridgebio Pharma, Inc. (a)(b)	51,502	1,537,850
Burning Rock Biotech Ltd. ADR	26,900	620,314
Calyxt, Inc. (a)	284,181	1,544,524
Cellectis SA sponsored ADR (a)	66,098	1,219,508
ChemoCentryx, Inc. (a)	707,639	37,858,687
Cibus Corp. Series C (a)(c)(d)(e)	1,893,817	2,878,602
Constellation Pharmaceuticals, Inc. (a)	40,488	852,272
Crinetics Pharmaceuticals, Inc. (a)	78,439	1,257,377
CRISPR Therapeutics AG (a)	12,700	1,186,942
Cyclerion Therapeutics, Inc. (a)	90,047	614,121
Cyclerion Therapeutics, Inc. (a)(c)	150,550	1,026,751
Denali Therapeutics, Inc. (a)	91,674	2,924,401
Evelo Biosciences, Inc. (a)(b)	420,240	1,865,866
Exact Sciences Corp. (a)	39,039	2,939,246
Exelixis, Inc. (a)	49,473	1,099,290
Fate Therapeutics, Inc. (a)	419,916	15,284,942
Forma Therapeutics Holdings, Inc.	30,400	1,335,472
Fusion Pharmaceuticals, Inc. (a)	127,280	1,638,094
G1 Therapeutics, Inc. (a)	97,936	1,503,318
Generation Bio Co.	189,400	5,914,962
Generation Bio Co.	243,659	6,848,524
Homology Medicines, Inc. (a)	142,649	1,516,359
Immunomedics, Inc. (a)	132,200	5,890,832
Inhibrx, Inc. (a)	107,100	1,873,179
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	7,022	1
Ionis Pharmaceuticals, Inc. (a)	1,829,234	99,693,253
Iovance Biotherapeutics, Inc. (a)	83,137	2,770,956
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	349,341	3,528,344
iTeos Therapeutics, Inc. (a)	50,200	1,455,800
Karuna Therapeutics, Inc. (a)(b)	385,399	29,444,484
Keros Therapeutics, Inc.	54,700	2,928,638
Kymera Therapeutics, Inc. (a)	32,100	1,023,990
Legend Biotech Corp. ADR	19,300	656,200
Lexicon Pharmaceuticals, Inc. (a)(b)	779,622	1,364,339
Mirati Therapeutics, Inc. (a)	26,683	3,985,640
Moderna, Inc. (a)	3,168,341	205,593,647
Momenta Pharmaceuticals, Inc. (a)	1,271,120	66,314,330
Morphic Holding, Inc. (a)	196,751	5,213,902
Nkarta, Inc. (a)(b)	3,758	92,597
Novavax, Inc. (a)(b)	20,100	2,217,834
ORIC Pharmaceuticals, Inc.	90,808	2,161,003
Passage Bio, Inc.	65,290	1,081,202
Poseida Therapeutics, Inc. (a)	292,808	2,749,467
Poseida Therapeutics, Inc.	214,051	1,808,945
Protagonist Therapeutics, Inc. (a)	320,095	7,170,128
Prothena Corp. PLC (a)	116,405	1,508,609
PTC Therapeutics, Inc. (a)	103,430	5,112,028
Regeneron Pharmaceuticals, Inc. (a)	100,421	62,253,991
Relay Therapeutics, Inc. (a)	120,100	4,826,819
Repare Therapeutics, Inc.	20,800	514,592
Repligen Corp. (a)	7,300	1,130,843
Revolution Medicines, Inc.	215,160	6,097,634
Rigel Pharmaceuticals, Inc. (a)	2,140,299	5,329,345
Rubius Therapeutics, Inc. (a)(b)	959,317	4,619,111
Sage Therapeutics, Inc. (a)	553,753	29,038,807
Sarepta Therapeutics, Inc. (a)	61,437	8,995,606
Scholar Rock Holding Corp. (a)	272,434	4,113,753
Seres Therapeutics, Inc. (a)(b)	904,926	23,971,490
Springworks Therapeutics, Inc. (a)	69,300	3,077,613
Syros Pharmaceuticals, Inc. (a)	687,738	9,112,529
Syros Pharmaceuticals, Inc. (a)(f)	301,001	3,988,263
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	209,095
Translate Bio, Inc. (a)(b)	565,599	7,969,290
Turning Point Therapeutics, Inc. (a)	40,590	3,173,326
Ultragenyx Pharmaceutical, Inc. (a)	16,452	1,399,407
uniQure B.V. (a)	165,773	6,758,565
UNITY Biotechnology, Inc. (a)(b)	522,307	1,640,044
Vaxcyte, Inc.	255,080	11,550,022
Vertex Pharmaceuticals, Inc. (a)	106,793	29,808,062
Xencor, Inc. (a)	304,662	10,891,667
Zai Lab Ltd. ADR (a)	290,286	23,040,000
Zentalis Pharmaceuticals, Inc.	71,260	2,451,344
		1,260,405,487
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	75,201	8,232,253
Danaher Corp.	242,233	50,013,848
DexCom, Inc. (a)	161,221	68,585,026
Genmark Diagnostics, Inc. (a)	563,601	7,309,905
Inari Medical, Inc. (b)	300	23,982
Insulet Corp. (a)	417,483	91,115,665
Intuitive Surgical, Inc. (a)	78,041	57,035,484
Novocure Ltd. (a)	774,607	64,098,729
Penumbra, Inc. (a)	109,252	22,850,056
Presbia PLC (a)	454,926	11,282
Shockwave Medical, Inc. (a)	239,367	15,209,379
		384,485,609
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. (a)	207,900	6,064,443
Alignment Healthcare Partners unit (c)(d)	233,968	3,446,349
Centene Corp. (a)	121,090	7,425,239
Humana, Inc.	10,543	4,377,137
Laboratory Corp. of America Holdings (a)	10,625	1,867,344
Oak Street Health, Inc. (a)	18,300	816,729
Oak Street Health, Inc.	221,356	8,891,206
UnitedHealth Group, Inc.	254,654	79,592,108
		112,480,555
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	567,860	783,647
Teladoc Health, Inc. (a)	27,359	5,901,063
		6,684,710
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	204,701	23,462,829
10X Genomics, Inc. Class B (f)	815,857	93,513,529
Adaptive Biotechnologies Corp. (a)	26,917	1,120,016
Berkeley Lights, Inc. (a)	14,400	941,760
Bruker Corp.	65,923	2,770,084
Nanostring Technologies, Inc. (a)	107,734	4,361,072
Thermo Fisher Scientific, Inc.	59,174	25,384,463
WuXi AppTec Co. Ltd. (H Shares) (f)	269,400	3,982,570
Wuxi Biologics (Cayman), Inc. (a)(f)	647,270	16,757,831
		172,294,154
Pharmaceuticals - 1.5%
Adimab LLC (a)(c)(d)(e)	762,787	31,838,729
Akcea Therapeutics, Inc. (a)	819,723	14,984,536
Bristol-Myers Squibb Co.	159,465	9,918,723
Dragonfly Therapeutics, Inc. (c)(d)	126,113	3,827,530
Fulcrum Therapeutics, Inc. (a)	152,855	1,111,256
Hansoh Pharmaceutical Group Co. Ltd. (a)(f)	600,400	2,838,263
Harmony Biosciences Holdings, Inc. (a)	49,300	1,746,206
Harmony Biosciences Holdings, Inc.	500,356	15,950,349
Intra-Cellular Therapies, Inc. (a)	674,109	12,282,266
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	43,476	602,263
Kaleido Biosciences, Inc. (a)(b)	237,291	1,492,560
MyoKardia, Inc. (a)	413,309	45,232,537
Nektar Therapeutics (a)(b)	737,822	14,269,477
OptiNose, Inc. (a)(b)	678,975	3,089,336
Pliant Therapeutics, Inc.	152,336	3,831,250
Royalty Pharma PLC (c)(d)	2,548	0
Royalty Pharma PLC	183,400	7,589,092
Royalty Pharma PLC	326,720	12,167,706
Sienna Biopharmaceuticals, Inc. (a)	605,718	4,846
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	6
Theravance Biopharma, Inc. (a)	501,245	9,187,821
UCB SA	70,300	8,348,982
		200,313,734

TOTAL HEALTH CARE		2,136,664,249

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc. (a)	23,660	2,027,189
Lockheed Martin Corp.	15,684	6,120,838
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	37,143,630
The Boeing Co.	30,636	5,263,878
		50,555,535
Air Freight & Logistics - 0.2%
FedEx Corp.	46,900	10,310,496
United Parcel Service, Inc. Class B	104,790	17,145,740
		27,456,236
Airlines - 0.7%
Delta Air Lines, Inc.	123,290	3,803,497
JetBlue Airways Corp. (a)	1,136,714	13,094,945
Ryanair Holdings PLC sponsored ADR (a)	70,378	5,693,580
Southwest Airlines Co.	569,537	21,403,200
Spirit Airlines, Inc. (a)(b)	215,833	3,859,094
United Airlines Holdings, Inc. (a)	67,025	2,412,900
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(e)	3,649,665	11,277,465
Wizz Air Holdings PLC (a)(f)	450,083	23,392,092
		84,936,773
Building Products - 0.1%
The AZEK Co., Inc.	53,560	2,114,549
Trane Technologies PLC	107,722	12,753,208
		14,867,757
Electrical Equipment - 0.1%
AMETEK, Inc.	3,907	393,435
Eaton Corp. PLC	40,424	4,127,290
Emerson Electric Co.	62,549	4,345,279
Generac Holdings, Inc. (a)	53,700	10,201,926
		19,067,930
Industrial Conglomerates - 0.1%
3M Co.	54,380	8,865,028
General Electric Co.	142,500	903,450
Honeywell International, Inc.	58,383	9,665,306
		19,433,784
Machinery - 0.7%
Caterpillar, Inc.	55,460	7,892,513
Deere & Co.	100,652	21,142,959
Fortive Corp.	54,608	3,937,783
Illinois Tool Works, Inc.	89,253	17,631,930
Ingersoll Rand, Inc. (a)	18,644	653,659
Nikola Corp. (a)(b)	561,721	22,923,834
Xylem, Inc.	210,517	16,879,253
		91,061,931
Professional Services - 0.0%
CoStar Group, Inc. (a)	1,828	1,551,241
Road & Rail - 0.7%
Kansas City Southern	51,200	9,320,448
Lyft, Inc. (a)	245,868	7,294,904
Uber Technologies, Inc. (a)	1,056,404	35,526,867
Union Pacific Corp.	174,061	33,496,299
		85,638,518

TOTAL INDUSTRIALS		394,569,705

INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	8,233	1,839,664
Ciena Corp. (a)	365,097	20,726,557
Infinera Corp. (a)(b)	2,837,275	20,683,735
Lumentum Holdings, Inc. (a)	49,580	4,263,880
		47,513,836
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	356,811	2,044,527
II-VI, Inc. (a)	123,690	5,504,205
TE Connectivity Ltd.	3,441	332,401
Trimble, Inc. (a)	75,000	3,930,750
		11,811,883
IT Services - 8.5%
Accenture PLC Class A	30,400	7,293,872
Actua Corp. (a)(d)	562,258	28,113
BigCommerce Holdings, Inc. (a)(b)	13,200	1,554,960
Black Knight, Inc. (a)	78,670	6,616,147
IBM Corp.	6,395	788,567
MasterCard, Inc. Class A	345,549	123,772,196
MongoDB, Inc. Class A (a)	5,741	1,342,246
Okta, Inc. (a)	56,381	12,142,776
PayPal Holdings, Inc. (a)	927,027	189,243,292
Riskified Ltd. (a)(c)(d)	196,150	1,866,250
Riskified Ltd. warrants (a)(c)(d)	1,301	1
Shift4 Payments, Inc.	30,800	1,551,396
Shopify, Inc. Class A (a)	500,149	534,229,763
Square, Inc. (a)	342,385	54,630,951
Twilio, Inc. Class A (a)	26,800	7,229,568
Visa, Inc. Class A	611,212	129,570,832
Wix.com Ltd. (a)	77,168	22,736,008
Worldline SA (a)(f)	85,700	7,876,843
		1,102,473,781
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	1,972,093	179,105,486
Applied Materials, Inc.	222,185	13,686,596
ASML Holding NV	61,885	23,156,129
Broadcom, Inc.	25,625	8,895,719
Cirrus Logic, Inc. (a)	313,866	19,017,141
Cree, Inc. (a)	80,429	5,075,070
Inphi Corp. (a)	42,680	4,864,666
Intel Corp.	12,662	645,129
KLA-Tencor Corp.	36,286	7,443,710
Marvell Technology Group Ltd.	564,441	21,889,022
Micron Technology, Inc. (a)	358,931	16,334,950
NVIDIA Corp.	2,081,735	1,113,686,578
Qualcomm, Inc.	105,209	12,530,392
Silicon Laboratories, Inc. (a)	668,889	68,500,922
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	255,368	20,237,914
Teradyne, Inc.	22,050	1,873,589
Texas Instruments, Inc.	152,294	21,648,592
Xilinx, Inc.	29,900	3,114,384
		1,541,705,989
Software - 12.3%
2U, Inc. (a)(b)	65,409	2,707,279
Adobe, Inc. (a)	237,712	122,038,964
Agora, Inc. ADR (a)(b)	16,100	769,258
Atlassian Corp. PLC (a)	27,426	5,259,210
Autodesk, Inc. (a)	138,842	34,113,479
Avalara, Inc. (a)	23,904	3,165,129
Bill.Com Holdings, Inc. (a)	5,600	554,288
Cloudflare, Inc.(a)	1,274,481	48,761,643
Coupa Software, Inc. (a)	18,204	5,966,179
Crowdstrike Holdings, Inc. (a)	32,933	4,140,666
Datadog, Inc. Class A (a)	11,630	971,687
DocuSign, Inc. (a)	7,891	1,759,693
Duck Creek Technologies, Inc. (a)	12,600	491,274
Elastic NV (a)	41,394	4,494,561
Epic Games, Inc. (c)(d)	11,800	6,785,000
HubSpot, Inc. (a)	215,717	64,646,071
Intuit, Inc.	77,994	26,938,348
Jamf Holding Corp. (a)(b)	14,300	551,980
LivePerson, Inc. (a)	166,744	9,947,947
Medallia, Inc. (a)(b)	64,429	2,331,686
Microsoft Corp.	2,704,136	609,863,792
Nutanix, Inc. Class A (a)	2,742,816	78,746,247
Oracle Corp.	379,704	21,726,663
Outset Medical, Inc. (a)(c)(d)	123,336	362,608
Paylocity Holding Corp. (a)	18,797	2,767,858
Ping Identity Holding Corp. (a)	77,235	2,662,290
Pluralsight, Inc. (a)	172,900	3,309,306
RingCentral, Inc. (a)	9,742	2,832,681
Salesforce.com, Inc. (a)	1,650,084	449,895,403
Snowflake Computing, Inc. Class B (c)(d)	7,925	307,252
The Trade Desk, Inc.(a)(b)	31,800	15,305,340
Workday, Inc. Class A (a)	8,932	2,141,090
Zendesk, Inc. (a)	249,195	24,017,414
Zoom Video Communications, Inc. Class A (a)	44,753	14,549,200
Zscaler, Inc. (a)	125,865	18,041,489
		1,592,922,975
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	7,874,828	1,016,167,805
Pure Storage, Inc. Class A (a)	1,365,558	20,838,415
Samsung Electronics Co. Ltd.	138,683	6,306,400
		1,043,312,620

TOTAL INFORMATION TECHNOLOGY		5,339,741,084

MATERIALS - 0.4%
Chemicals - 0.1%
Albemarle Corp. U.S.	14,700	1,337,847
Dow, Inc.	54,559	2,461,702
DuPont de Nemours, Inc.	59,446	3,314,709
		7,114,258
Containers & Packaging - 0.0%
Ball Corp.	55,100	4,428,387
Sealed Air Corp.	43,900	1,725,270
		6,153,657
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	1,057,000	31,312,516
Freeport-McMoRan, Inc.	237,100	3,701,131
		35,013,647

TOTAL MATERIALS		48,281,562

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	53,598	13,353,942
Ant International Co. Ltd. Class C (a)(c)(d)	419,242	4,628,432
		17,982,374
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	223,100	11,442,799

TOTAL REAL ESTATE		29,425,173

TOTAL COMMON STOCKS
(Cost $3,429,266,505)		12,734,217,216

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (c)(d)	625,451	9,688,236
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	23,686	3,282,169
Topgolf International, Inc. Series F (a)(c)(d)	234,069	2,572,418
		5,854,587
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	37,935	1,859,953
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	856,368
Series D (a)(c)(d)	19,064	872,369
		3,588,690
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(d)	127,722	2,208,313
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	32,065	370,671
Series B (a)(c)(d)	5,635	65,141
Series C (a)(c)(d)	53,835	622,333
Series D (c)(d)	62,760	725,506
Series Seed (a)(c)(d)	99,244	1,147,261
Freenome, Inc. Series C (c)(d)	190,858	1,262,201
		4,193,113
TOTAL CONSUMER DISCRETIONARY		25,532,939
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	172,284	6,577,803
Sweetgreen, Inc.:
Series C (c)(d)	1,331	20,830
Series D (c)(d)	21,414	335,129
Series H (a)(c)(d)	168,337	2,634,474
Series I (c)(d)	50,469	789,840
		10,358,076
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	338,565	2,144,369
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	6,648	688,467
TOTAL CONSUMER STAPLES		13,190,912
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc. Series B (c)(d)	198,234	2,529,466
Sonder Holdings, Inc.:
Series D1 (c)(d)	265,415	2,857,697
Series E (c)(d)	420,126	4,523,455
		9,910,618
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	1,167,044
TOTAL FINANCIALS		11,077,662
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	164,720	1,721,324
Adagio Theraputics, Inc. Series A (c)(d)	90,362	722,896
Element Biosciences, Inc. Series B (c)(d)	250,956	1,287,404
Immunocore Ltd. Series A (a)(c)(d)	19,268	3,068,114
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	2,117,604
Nuvation Bio, Inc. Series A (a)(c)(d)(g)	3,463,900	3,256,066
Seer, Inc.:
Series D1 (c)(d)	334,177	50,461
Series D1 (c)(d)	334,177	1,253,164
Taysha Gene Therapies, Inc. Series B (c)(d)	78,554	1,335,418
		14,812,451
Health Care Providers & Services - 0.0%
Conformal Medical, Inc. Series C (c)(d)	240,750	882,846
Mulberry Health, Inc. Series A-8 (a)(c)(d)	783,663	3,564,457
		4,447,303
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	845,796
Series B 8.00% (a)(c)(d)	532,720	2,748,835
Series C, 8.00% (a)(c)(d)	648,255	3,344,996
Vor Biopharma, Inc. (c)(d)	1,251,355	650,705
		7,590,332
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(c)(d)	4,910	2,368,044
Series C (c)(d)	2,570	1,239,485
Foghorn Therapeutics, Inc. (c)(d)	144,640	1,084,800
Nohla Therapeutics, Inc. Series B (a)(c)(d)	3,126,919	31
		4,692,360
TOTAL HEALTH CARE		31,542,446
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	14,562,990
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	3,176,160
TOTAL INDUSTRIALS		17,739,150
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	4,234,440
Series C 0.00 (a)(c)(d)	1,339,018	1,914,796
Series D (a)(c)(d)	1,344,355	1,922,428
		8,071,664
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	6,567
Riskified Ltd. Series E (c)(d)	155,000	1,474,732
		1,481,299
Software - 0.2%
Bird Rides, Inc.:
Series C (a)(c)(d)	117,022	1,254,476
Series D (c)(d)	104,900	1,124,528
Dataminr, Inc. Series D (a)(c)(d)	442,241	4,864,651
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	21
Outset Medical, Inc.:
Series C (a)(c)(d)	382,862	1,125,614
Series D (a)(c)(d)	373,580	1,449,490
Series E (c)(d)	332,237	976,777
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	11,778,880
UiPath, Inc.:
Series A1 (a)(c)(d)	156,981	2,918,820
Series B1 (a)(c)(d)	7,821	145,419
Series B2 (a)(c)(d)	38,946	724,141
		26,362,817
TOTAL INFORMATION TECHNOLOGY		35,915,780

TOTAL CONVERTIBLE PREFERRED STOCKS		134,998,889

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (c)(d)	5,678,726	113,575
Waymo LLC Series A2 (c)(d)	10,731	921,441
		1,035,016
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	225,960	1,809,940
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	557,012
Class B (a)(c)(d)	85,345	369,544
Series C (c)(d)	117,944	471,870
		1,398,426
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	13,511	6,516,220
Faraday Pharmaceuticals, Inc. Series B (d)	219,824	334,132
		6,850,352
TOTAL HEALTH CARE		8,248,778

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,093,734

TOTAL PREFERRED STOCKS
(Cost $147,705,277)		146,092,623
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	857,900	857,900
4% 6/12/27 (c)(d)	25,455	25,455
		883,355
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Kronos Bio, Inc. 0% 2/28/22 (c)(d)	954,000	954,000
TOTAL CONVERTIBLE BONDS
(Cost $1,837,355)		1,837,355

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $614,446)(c)(d)	614,446	781,575
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.12% (h)	476,190,608	476,285,846
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	350,410,864	350,445,905
TOTAL MONEY MARKET FUNDS
(Cost $826,731,751)		826,731,751
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $4,406,155,334)		13,709,660,520
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(772,151,430)
NET ASSETS - 100%		$12,937,509,090

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $269,936,052 or 2.1% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,349,391 or 1.2% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,287,005
Adagio Theraputics, Inc. Series A	7/15/20	$722,896
Adimab LLC	9/17/14 - 6/5/15	$11,599,972
Agbiome LLC Series C	6/29/18	$2,144,369
Alignment Healthcare Partners unit	2/28/20	$2,835,368
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allbirds, Inc. Series D	12/23/19	$808,713
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$997,616
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Bird Rides, Inc. Series C	12/21/18	$1,374,482
Bird Rides, Inc. Series D	9/30/19	$1,355,067
Blink Health LLC Series C	11/7/19	$6,577,114
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$1,058,455
Cibus Corp. Series C	2/16/18 - 5/10/19	$3,339,484
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Conformal Medical, Inc. Series C	7/24/20	$882,846
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Dragonfly Therapeutics, Inc.	12/19/19	$3,336,950
Element Biosciences, Inc. Series B	12/13/19	$1,315,160
Epic Games, Inc.	7/13/20 - 7/30/20	$6,785,000
Fanatics, Inc. Series E	8/13/20	$2,208,313
Foghorn Therapeutics, Inc.	7/17/20	$1,084,800
Freenome, Inc. Series C	8/14/20	$1,262,201
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
Kronos Bio, Inc. 0% 2/28/22	8/20/20	$954,000
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$3,357,795
Mulberry Health, Inc. Series A-8	1/20/16	$5,293,448
Neutron Holdings, Inc. Series 1D	1/25/19	$1,377,091
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$25,455
Nohla Therapeutics, Inc. Series B	5/1/18	$1,123,581
Nuvation Bio, Inc. Series A	6/17/19	$2,671,984
On Holding AG	2/6/20	$2,624,466
Outset Medical, Inc.	4/19/17 - 8/20/18	$269,790
Outset Medical, Inc. Series C	4/19/17	$804,584
Outset Medical, Inc. Series D	8/20/18	$1,079,646
Outset Medical, Inc. Series E	1/27/20	$730,921
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$2,020,004
Reddit, Inc. Series B	7/26/17	$538,544
Riskified Ltd.	12/20/19 - 4/15/20	$1,773,844
Riskified Ltd. Series E	10/28/19	$1,474,732
Riskified Ltd. warrants	10/28/19	$1
Rivian Automotive, Inc. Series E	7/10/20	$9,688,236
Royalty Pharma PLC	5/21/15	$300,409
Seer, Inc. Series D1	5/12/20 - 8/20/20	$1,253,164
Snowflake Computing, Inc. Class B	3/19/20	$307,384
Sonder Holdings, Inc. Series D1	12/20/19	$2,785,793
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$4,523,454
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C 0.00	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Sweetgreen, Inc. Series C	9/13/19	$22,760
Sweetgreen, Inc. Series D	9/13/19	$366,179
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Sweetgreen, Inc. Series I	9/13/19	$863,020
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
Taysha Gene Therapies, Inc. Series B	7/2/20	$1,335,418
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,445,540
UiPath, Inc. Series A1	6/14/19	$2,059,156
UiPath, Inc. Series B1	6/14/19	$102,590
UiPath, Inc. Series B2	6/14/19	$510,864
Vor Biopharma, Inc.	6/30/20	$650,705
Waymo LLC Series A2	5/8/20	$921,441
Wheels Up Partners Holdings LLC Series B	9/18/15 - 8/2/19	$11,335,030
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338
Yumanity Holdings LLC Series C	6/19/20	$471,870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,523
Fidelity Securities Lending Cash Central Fund	1,258,151
Total	$1,466,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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